Operating Lease Charges and Rental Expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases Rent Expense [Abstract]
Minimum rentals	$ 42	$ 29	$ 23
2013	22
2014	3
2015	2
2016	1
2017	1
Thereafter	3
Operating Leases Future Minimum Payments Due	$ 32